SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements (“financial statements”) and notes thereto, including all prior periods presented, have been prepared under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Included among the material (or potentially material) reported amounts and disclosures that require the use of estimates are fair value of certain financial assets, value of business acquired (“VOBA”), future policy benefits (“FPB”), market risk benefits (“MRB”), valuation of embedded derivatives in policyholders’ account balances (“PAB”), policy and contract claims, deferred income taxes including the recoverability of deferred tax assets. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.
Adoption of New Accounting Standards
During the year, the Company adopted the following Accounting Standard Updates (“ASU”), issued by the Financial Accounting Standards Board (“FASB”). ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2023-09 – On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this ASU aim to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. Among other things, it requires, on an annual basis, the disclosure of the following: (i) specific categories in the rate reconciliation; (ii) additional information for reconciling items that meet a quantitative threshold; (iii) the amount of income taxes paid disaggregated by federal, state, and foreign taxes; and (iv) the amount of income taxes paid disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than 5 percent of total income taxes paid. This ASU was effective for annual reporting periods beginning after December 15, 2024 to be applied prospectively with an option for retrospective application, with early adoption permitted. As a result of adopting this ASU prospectively, we added additional information in our income tax disclosure. See Note 22.
Recently issued accounting pronouncements
The Company continues to assess the impacts of the following ASUs issued but not yet adopted as of December 31, 2025 on the financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2024-03 and ASU 2025-01 – On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this ASU require public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. On January 6, 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which explains the effective date provisions of ASU 2024-03 for non-calendar year-end entities. ASU 2024-03 will be effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, to be applied on either a retrospective or prospective basis subject to certain exceptions, with early adoption permitted. We are currently evaluating the impact of this ASU on our financial statements. However, as they apply to disclosure requirements, the adoption of this ASU is not anticipated to have a material impact on our profitability, financial position or cash flows.
ASU 2025-06 – On September 18, 2025, the FASB issued ASU 2025-06, Intangible—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The amendments in this ASU eliminate accounting consideration of software project development stages and clarifies the threshold entities should apply to begin capitalizing software costs. ASU 2025-06 will be effective for annual and interim reporting periods beginning after December 15, 2027. We are currently evaluating the impact of this ASU on our financial statements.